UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 500
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

/s/	Suzanne E. Werber	Boston, MA	November 15, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$526,510



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
AES Corp                       COM              00130H105    16313  1272500 SH       SOLE
1272500
AOL Time Warner                COM              00184A105    62960  1902116 SH       SOLE
1902116
American Intl Group            COM              026874107    42042   539000 SH       SOLE
539000
Calpine Corp                   COM              131347106    40932  1794490 SH       SOLE
1794490
Cardinal Health                COM              14149Y108   102191  1381888 SH       SOLE
1381888
First Data                     COM              319963104    62461  1072100 SH       SOLE
1072100
Solectron Corp                 COM              834182107    35460  3043798 SH       SOLE
3043798
Sun Microsystems               COM              866810104    29979  3625018 SH       SOLE
3625018
Tellabs                        COM              879664100      176    17850 SH       SOLE
17850
Texas Instruments              COM              882508104    45624  1826424 SH       SOLE
1826424
Wal-Mart Stores                COM              931142103    45064   910387 SH       SOLE
910387
Walgreen                       COM              931422109    43308  1257850 SH       SOLE
1257850